Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Net investment hedges [Member] - JPY (¥)
¥ in Billions
	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 0	¥ 11	¥ 15	¥ 5
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ 0	¥ 11	¥ 15	¥ 5